INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 6 – INTANGIBLE ASSETS, NET

Intangible assets, net mainly consist of the following:

	December 31, 2021	December 31, 2020
Land use rights	$-	$1,016,215
Patents	-	417,919
Subtotal	-	1,434,134
Less: accumulated amortization for patents	-	(310,393)
Accumulated amortization for land use right	-	(149,045)
Subtotal	-	(459,438)
Intangible assets, net	$-	$974,696

Amortization expense was $113,908 and $76,141 for the years ended December 31, 2021 and 2020, respectively.

Due to the relocation pursuit to the Compensation Fund agreement with the local government (See Note 6), the Company accelerated the amortization expense and recorded a loss of $872,045 for the asset disposal of intangible assets during the three-month period ended March 31, 2021, as the Company plans to deregister Sichuan Wetouch and the newly set up Sichuan Vtouch will use new techniques with new equipment, as a result, the Company estimates no remaining useful life for the existing patents.